Goodwill and Intangible Assets - Summary Of Future Annual Amortization Expense at Current Exchange Rates (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 63.8
2023	47.5
2024	39.7
2025	35.6
2026 and thereafter	139.7
Total	$ 326.3	$ 248.3